Other Non-Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Other Non-current Assets [Abstract]
Schedule of Other Non-Current Assets	Other non-current assets consisted of the following:
	December 31,	June 30,
	2022	2023
Private clouds in construction	$13,629	$16,881
Prepayment for equipment	794	386
	$14,423	$17,267
Other non-current assets, consisted of the following:
	December 31,
	2021		2022

Private clouds in construction	$21,893		13,629
IT systems in construction	1,634	`	-
Prepayment for equipment	858		794
	$24,385		14,423